Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class and Company's Internal Credit Quality Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 388,213	$ 312,028
Total outstanding commitments	780,670	671,419
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	382,382	306,471
Total outstanding commitments	772,804	662,363
Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	1,794	1,684
Total outstanding commitments	2,825	3,372
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,037	3,873
Total outstanding commitments	5,041	5,684
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,831	5,557
Total outstanding commitments	7,866	9,056
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	61,789
Originated in 2021	26,648	51,829
Originated in 2020	7,255	14,528
Originated in 2019	4,223	10,364
Originated in 2018	2,182	5,161
Originated prior to 2018	6,997	5,034
Revolving	26,596	25,107
Total loans	135,690	112,023
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	61,229
Originated in 2021	26,411	51,155
Originated in 2020	7,049	14,091
Originated in 2019	3,962	10,159
Originated in 2018	2,119	5,122
Originated prior to 2018	6,867	4,923
Revolving	25,888	24,722
Total loans	133,525	110,172
Commercial [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	245
Originated in 2021	159	387
Originated in 2020	68	304
Originated in 2019	51	151
Originated in 2018	31	3
Originated prior to 2018	33	30
Revolving	344	268
Total loans	931	1,143
Commercial [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	315
Originated in 2021	78	287
Originated in 2020	138	133
Originated in 2019	210	54
Originated in 2018	32	36
Originated prior to 2018	97	81
Revolving	364	117
Total loans	1,234	708
Commercial [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	560
Originated in 2021	237	674
Originated in 2020	206	437
Originated in 2019	261	205
Originated in 2018	63	39
Originated prior to 2018	130	111
Revolving	708	385
Total loans	2,165	1,851
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	15,252
Originated in 2021	13,835	14,360
Originated in 2020	6,703	7,920
Originated in 2019	7,546	7,229
Originated in 2018	4,139	3,254
Originated prior to 2018	6,513	4,752
Revolving	1,499	1,538
Total loans	55,487	39,053
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	14,527
Originated in 2021	13,565	13,364
Originated in 2020	6,489	7,459
Originated in 2019	6,991	6,368
Originated in 2018	3,550	2,996
Originated prior to 2018	6,089	4,473
Revolving	1,489	1,494
Total loans	52,700	36,154
Commercial Real Estate [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	206
Originated in 2021	171	6
Originated in 2020	97	198
Originated in 2019	251	251
Originated in 2018	88	29
Originated prior to 2018	50	55
Revolving		1
Total loans	863	540
Commercial Real Estate [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	519
Originated in 2021	99	990
Originated in 2020	117	263
Originated in 2019	304	610
Originated in 2018	501	229
Originated prior to 2018	374	224
Revolving	10	43
Total loans	1,924	2,359
Commercial Real Estate [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	725
Originated in 2021	270	996
Originated in 2020	214	461
Originated in 2019	555	861
Originated in 2018	589	258
Originated prior to 2018	424	279
Revolving	10	44
Total loans	2,787	2,899
Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	28,452
Originated in 2021	39,534	29,885
Originated in 2020	16,564	15,957
Originated in 2019	7,240	6,974
Originated in 2018	2,960	2,919
Originated prior to 2018	21,095	20,757
Revolving		1
Total loans	115,845	76,493
Residential Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	28,452
Originated in 2021	39,527	29,882
Originated in 2020	16,556	15,948
Originated in 2019	7,222	6,938
Originated in 2018	2,934	2,889
Originated prior to 2018	20,724	20,415
Revolving		1
Total loans	115,415	76,073
Residential Mortgages [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2020		1
Total loans		1
Residential Mortgages [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	7	3
Originated in 2020	8	8
Originated in 2019	18	36
Originated in 2018	26	30
Originated prior to 2018	371	342
Total loans	430	419
Residential Mortgages [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2021	7	3
Originated in 2020	8	9
Originated in 2019	18	36
Originated in 2018	26	30
Originated prior to 2018	371	342
Total loans	430	420
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	9,569
Originated in 2021	15,364	22,461
Originated in 2020	7,839	12,080
Originated in 2019	3,431	7,240
Originated in 2018	1,430	3,299
Originated prior to 2018	2,290	3,723
Revolving	14,127	12,644
Revolving converted to term	846	512
Total loans	54,896	61,959
Other Retail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	9,563
Originated in 2021	15,352	22,455
Originated in 2020	7,828	12,071
Originated in 2019	3,418	7,223
Originated in 2018	1,421	3,285
Originated prior to 2018	2,268	3,699
Revolving	14,029	12,532
Revolving converted to term	800	472
Total loans	54,679	61,737
Other Retail [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	6
Originated in 2021	12	6
Originated in 2020	11	9
Originated in 2019	13	17
Originated in 2018	9	14
Originated prior to 2018	22	24
Revolving	98	112
Revolving converted to term	46	40
Total loans	217	222
Other Retail [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Originated in 2022	6
Originated in 2021	12	6
Originated in 2020	11	9
Originated in 2019	13	17
Originated in 2018	9	14
Originated prior to 2018	22	24
Revolving	98	112
Revolving converted to term	46	40
Total loans	217	222
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	26,295	22,500
Credit Card [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	26,063	22,335
Credit Card [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	232	165
Credit Card [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 232	$ 165